Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt, net
Schedule of long-term debt

        Long-term debt as of December 31, 2016 and 2015 consisted of the following (in thousands):

Lender	As of December 31, 2016	Current portion	Long-term portion	As of December 31, 2015	Current portion	Long-term portion
The Royal Bank of Scotland	$648,528	$648,528	—	$667,134	$24,327	$642,807
HSH Nordbank AG—Aegean Baltic Bank—Piraeus Bank	624,570	624,570	—	627,818	50	627,768
HSH Nordbank	12,200	12,200	—	21,208	9,006	12,202
The Export-Import Bank of Korea ("KEXIM")	—	—	—	8,204	8,204	—
The Export-Import Bank of Korea & ABN Amro	34,359	34,359	—	45,609	11,250	34,359
Deutsche Bank	164,582	164,582	—	169,921	5,338	164,583
Citibank	127,353	127,353	—	136,719	11,425	125,294
Credit Suisse	189,080	189,080	—	199,373	11,978	187,395
ABN Amro—Bank of America Merrill Lynch—Burlington Loan Management—National Bank of Greece—Sequoia	217,584	217,584	—	228,999	13,509	215,490
Entrustpermal—Credit Suisse—Golden Tree	242,229	242,229	—	258,089	20,139	237,950
The Royal Bank of Scotland (January 2011 Credit Facility)	42,384	42,384	—	69,948	30,990	38,958
HSH Nordbank AG—Aegean Baltic Bank—Piraeus Bank (January 2011 Credit Facility)	34,562	34,562	—	69,562	37,901	31,661
ABN Amro—Bank of America Merrill Lynch—Burlington Loan Management—National Bank of Greece (January 2011 Credit Facility)	9,655	9,655	—	20,582	14,244	6,338
Sinosure CEXIM—Citibank—ABN Amro Credit Facility	101,700	101,700	—	122,040	20,340	101,700
Club Facility (January 2011 Credit Facility)	11,590	11,590	—	50,404	32,665	17,739
Citibank—Eurobank Credit Facility (January 2011 Credit Facility)	47,938	47,938	—	63,834	18,180	45,654
Comprehensive Financing Plan exit fees accrued	18,948	18,948	—	15,501	—	15,501
Fair value hedged debt	—	—	—	433	433	—

Total long-term debt	$2,527,262	$2,527,262	—	$2,775,378	$269,979	$2,505,399

Less: Deferred finance costs, net	(22,330)	(22,330)	—	(34,982)	—	(34,982)

Total long-term debt net of deferred finance costs	$2,504,932	$2,504,932	—	$2,740,396	$269,979	$2,470,417

Schedule of maturities of long-term debt for the years subsequent

        Scheduled maturities of long-term debt subsequent to December 31, 2016 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
2017	$180,449	—	—	$180,449
2018	204,935	—	$2,061,910	2,266,845
2019	20,340	—	—	20,340
2020	20,340	—	—	20,340
2021	20,340	—	—	20,340

Total long-term debt	$446,404	—	$2,061,910	$2,508,314

*

The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the Bank Agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

        Quarterly principal payments in fixed amounts, in relation to the Company's total debt commitments from the Company's lenders under the Bank Agreement and the January 2011 Credit Facilities, as specified in the table below (in thousands):

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2017	44,939	36,691	35,338	31,872	—	148,840
2018	34,152	37,585	44,399	45,334	65,969	227,439

Total						376,279

*	The Company may elect to make the scheduled payments shown in the above table three months earlier.

Credit Facilities
Long-Term Debt, net
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$648.5

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Zim Monaco, the Express Argentina (ex Hanjin Buenos Aires), the Express France (ex Hanjin Versailles), the Express Spain (ex Hanjin Algeciras), the CMA CGM Racine, the CSCL America and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$624.6

The Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C, the MSC Zebra, the Danae C, the Dimitris C, the Performance, the Europe (ex CSCL Europe) and the Priority

Citibank	$127.3	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$164.6	The Zim Rio Grande, the Zim Sao Paolo and the OOCL Istanbul
Credit Suisse	$189.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Bank of America Merrill Lynch—Burlington—Sequoia—National Bank of Greece	$217.6	The Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Entrustpermal—Credit Suisse—Golden Tree	$242.2	The OOCL Novorossiysk, the Express Brazil (ex Hanjin Santos), the YM Maturity, the Express Black Sea (ex Hanjin Constantza) and the CMA CGM Attila
HSH Nordbank	$12.2	The Deva and the Derby D
KEXIM—ABN Amro	$34.4	The CSCL Pusan and the CSCL Le Havre
January 2011 Credit Facilities
Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$34.6	The Hyundai Speed, the Express Rome (ex Hanjin Italy) and the CMA CGM Rabelais
RBS(2)	$42.4	The Hyundai Smart and the Express Berlin (ex Hanjin Germany)
ABN Amro Club Facility	$9.6	The Express Athens (ex Hanjin Greece)
Club Facility	$11.6	The Hyundai Together and the Hyundai Tenacity
Citibank—Eurobank	$47.9	The Hyundai Ambition
Sinosure—CEXIM—Citibank—ABN Amro	$101.7	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson

(1)	As of December 31, 2016.
(2)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D and the CSCL Le Havre.
(3)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva and the CSCL Pusan.